Short-Term Notes Payable - Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Short-Term Notes Payable - Related Parties (Textual)
Total borrowings		$ 249,000	$ 91,680
Short-term debt, percentage bearing interest rate			10.00%
Loan initiation fee, percentage			2.00%
Interest expense	$ 3,382	7,243
Accrued interest payable		$ 7,243
Purchase agreement, description	These short-term notes were repaid in full, including 10% interest and a 2% loan initiation fee, in March 2019 as part of the terms of the Purchase Agreement.